Document	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	Teledyne Technologies Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15295
Entity Tax Identification Number	25-1843385
Entity Address, Address Line One	1049 Camino Dos Rios
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91360-2362
City Area Code	805
Local Phone Number	373-4545
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	TDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001094285
Amendment Flag	true
Amendment Description	As previously disclosed, on September 28, 2026, Teledyne Technologies Incorporated ("Teledyne") filed a current report on Form 8-K (the “Original Filing”) to report that Jason VanWees will be retiring as Vice Chairman of Teledyne, effective February 1, 2027. This Amendment to the Original Filing is being filed to disclose compensation arrangements that were not finally determined or available at the time of the Original Filing.